Vessels, net (Tables)	12 Months Ended
Dec. 31, 2016
Vessels [Member]
Schedule of Vessels

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel	Accumulated	Net Book
	Cost	Depreciation	Value
Balance January 1, 2014	$143,505	($18,045)	$125,460
Additions to vessel cost	233	—	233
Depreciation	—	(5,446)	(5,446)
Vessel impairment charge	(28,443)	11,913	(16,530)
Balance December 31, 2014	115,295	(11,578)	103,717
Depreciation	—	(5,710)	(5,710)
Transfer from advances for vessel acquisition	32,494	—	32,494
Balance December 31, 2015	147,789	(17,288)	130,501
Depreciation	—	(5,768)	(5,768)
Vessel impairment charge	(9,729)	6,337	(3,392)
Balance December 31, 2016	$138,060	($16,719)	$121,341